CAPITAL STOCK - Schedule of Stock Options Oustanding (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	2,381,000	2,381,000	2,636,000	2,615,000	2,615,000
Exercise Price | $ / shares		$ 0.32	$ 0.35	$ 0.23	$ 0.23
Options Outstanding 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	120,000	120,000
Exercise Price | $ / shares	$ 0.59
Expiry Date	May 31, 2022
Options Outstanding 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	125,000	125,000
Exercise Price | $ / shares	$ 0.27
Expiry Date	Jul. 01, 2022
Options Outstanding 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	382,000	382,000
Exercise Price | $ / shares	$ 0.15
Expiry Date	Dec. 31, 2022
Options Outstanding 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	54,000	54,000
Exercise Price | $ / shares	$ 0.60
Expiry Date	Jun. 01, 2025
Options Outstanding 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	250,000	250,000
Exercise Price | $ / shares	$ 0.20
Expiry Date	Oct. 08, 2025
Options Outstanding 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	360,000	360,000
Exercise Price | $ / shares	$ 1.23
Expiry Date	Oct. 23, 2025
Options Outstanding 7 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	400,000	400,000
Exercise Price | $ / shares	$ 0.40
Expiry Date	May 05, 2026
Options Outstanding 8 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	690,000	690,000
Exercise Price | $ / shares	$ 0.30
Expiry Date	Jul. 01, 2026